Income tax (Details) - GBP (£)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Tax rate [Abstract]
Effective tax credit rate				1.30%	14.60%
Income tax charge (credit)	£ 151,000		£ (2,151,000)	£ 387,000	£ (3,806,000)
Percentage of cash rebate on tax losses	15.00%	10.53%		33.35%
Deferred tax asset	£ 4,442,000			£ 4,442,000			£ 4,240,000
Unused tax credits [Member]
Tax rate [Abstract]
Deferred tax asset	£ 4,442,000			£ 4,442,000			£ 4,240,000
UK [Member]
Tax rate [Abstract]
R&D tax credit received					£ 0	£ 9,904,000